NYLI Conservative ETF Allocation Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Investment Companies 98.3%
Equity Funds 41.6%
Global X Data Center & Digital Infrastructure ETF	66,266	$ 1,023,810
Global X Uranium ETF	38,890	1,102,143
Invesco S&P SmallCap Quality ETF	56,955	2,475,834
iShares Core MSCI EAFE ETF	12,693	949,182
iShares Core S&P Mid-Cap ETF	22,469	1,392,404
iShares Core S&P Small-Cap ETF	5,880	695,839
iShares MSCI Emerging Markets ex China ETF	31,161	1,876,515
iShares MSCI India ETF	16,451	944,616
iShares MSCI Japan ETF (a)	10,001	709,771
Schwab U.S. Mid-Cap ETF (a)	7,624	619,069
Vanguard Mega Cap ETF	29,901	5,925,182
Vanguard Mid-Cap ETF	7,066	1,779,784
Total Equity Funds (Cost $16,244,262)		19,494,149
Fixed Income Funds 56.7%
Invesco Senior Loan ETF	109,535	2,300,235
iShares 0-5 Year High Yield Corporate Bond ETF	48,952	2,091,719
iShares 20+ Year Treasury Bond ETF	9,939	942,317
iShares Broad USD High Yield Corporate Bond ETF	37,938	1,399,912
iShares Broad USD Investment Grade Corporate Bond ETF	70,610	3,617,350
iShares Convertible Bond ETF (a)	11,572	929,232
iShares Core U.S. Aggregate Bond ETF	145,503	14,420,802
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	7,803	703,554
Vanguard Short-Term Bond ETF	1,485	115,281
Total Fixed Income Funds (Cost $26,780,289)		26,520,402
Total Investment Companies (Cost $43,024,551)		46,014,551
Short-Term Investments 3.2%
Affiliated Investment Company 1.3%
NYLI U.S. Government Liquidity Fund, 5.243% (b)	619,182	619,182
Unaffiliated Investment Company 1.9%
Invesco Government & Agency Portfolio, 5.291% (b)(c)	884,459	884,459
Total Short-Term Investments (Cost $1,503,641)		1,503,641
Total Investments (Cost $44,528,192)	101.5%	47,518,192
Other Assets, Less Liabilities	(1.5)	(702,194)
Net Assets	100.0%	$ 46,815,998

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $1,727,974; the total market value of collateral held by the Fund was $2,246,131. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,361,672. The Fund received cash collateral with a value of $884,459.
(b)	Current yield as of July 31, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 185	$ 2,738	$ (2,304)	$ —	$ —	$ 619	$ 7	$ —	619
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 19,494,149	$ —	$ —	$ 19,494,149
Fixed Income Funds	26,520,402	—	—	26,520,402
Total Investment Companies	46,014,551	—	—	46,014,551
Short-Term Investments
Affiliated Investment Company	619,182	—	—	619,182
Unaffiliated Investment Company	884,459	—	—	884,459
Total Short-Term Investments	1,503,641	—	—	1,503,641
Total Investments in Securities	$ 47,518,192	$ —	$ —	$ 47,518,192

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Moderate ETF Allocation Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Investment Companies 98.6%
Equity Funds 61.8%
Global X Data Center & Digital Infrastructure ETF	208,208	$ 3,216,814
Global X Uranium ETF	122,192	3,462,921
Invesco S&P SmallCap Quality ETF (a)	187,136	8,134,802
iShares Core MSCI EAFE ETF	118,356	8,850,662
iShares Core S&P Mid-Cap ETF	70,526	4,370,496
iShares Core S&P Small-Cap ETF	18,457	2,184,201
iShares MSCI Emerging Markets ex China ETF (a)	122,402	7,371,049
iShares MSCI India ETF	51,142	2,936,574
iShares MSCI Japan ETF (a)	31,362	2,225,761
Schwab U.S. Mid-Cap ETF (a)	47,911	3,890,373
Vanguard Mega Cap ETF (a)	164,845	32,665,685
Vanguard Mid-Cap ETF	44,400	11,183,472
Total Equity Funds (Cost $73,138,176)		90,492,810
Fixed Income Funds 36.8%
Invesco Senior Loan ETF	171,208	3,595,368
iShares 0-5 Year High Yield Corporate Bond ETF	85,447	3,651,150
iShares 20+ Year Treasury Bond ETF	31,228	2,960,727
iShares Broad USD High Yield Corporate Bond ETF	99,334	3,665,425
iShares Broad USD Investment Grade Corporate Bond ETF	134,315	6,880,957
iShares Convertible Bond ETF (a)	36,551	2,935,045
iShares Core U.S. Aggregate Bond ETF	279,515	27,702,732
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (a)	24,557	2,214,172
Vanguard Short-Term Bond ETF	4,702	365,016
Total Fixed Income Funds (Cost $53,914,428)		53,970,592
Total Investment Companies (Cost $127,052,604)		144,463,402
Short-Term Investments 3.6%
Affiliated Investment Company 1.2%
NYLI U.S. Government Liquidity Fund, 5.243% (b)	1,838,708	1,838,708
Unaffiliated Investment Company 2.4%
Invesco Government & Agency Portfolio, 5.291% (b)(c)	3,478,916	3,478,916
Total Short-Term Investments (Cost $5,317,624)		5,317,624
Total Investments (Cost $132,370,228)	102.2%	149,781,026
Other Assets, Less Liabilities	(2.2)	(3,263,972)
Net Assets	100.0%	$ 146,517,054

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $5,511,363; the total market value of collateral held by the Fund was $7,135,617. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,656,701. The Fund received cash collateral with a value of $3,478,916.
(b)	Current yield as of July 31, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 489	$ 7,607	$ (6,257)	$ —	$ —	$ 1,839	$ 24	$ —	1,839
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 90,492,810	$ —	$ —	$ 90,492,810
Fixed Income Funds	53,970,592	—	—	53,970,592
Total Investment Companies	144,463,402	—	—	144,463,402
Short-Term Investments
Affiliated Investment Company	1,838,708	—	—	1,838,708
Unaffiliated Investment Company	3,478,916	—	—	3,478,916
Total Short-Term Investments	5,317,624	—	—	5,317,624
Total Investments in Securities	$ 149,781,026	$ —	$ —	$ 149,781,026

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Growth ETF Allocation Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Investment Companies 98.6%
Equity Funds 81.9%
Global X Data Center & Digital Infrastructure ETF	170,853	$ 2,639,679
Global X Uranium ETF	99,996	2,833,887
Invesco S&P SmallCap Quality ETF (a)	154,106	6,698,988
iShares Core MSCI EAFE ETF	162,946	12,185,102
iShares Core MSCI Emerging Markets ETF	22,895	1,234,956
iShares Core S&P Mid-Cap ETF	58,194	3,606,282
iShares Core S&P Small-Cap ETF	15,230	1,802,318
iShares MSCI Emerging Markets ex China ETF	101,269	6,098,419
iShares MSCI India ETF	42,489	2,439,718
iShares MSCI Japan ETF	26,492	1,880,137
Schwab U.S. Mid-Cap ETF (a)	58,812	4,775,535
Schwab U.S. Small-Cap ETF (a)	125,633	6,461,305
Vanguard Mega Cap ETF	164,112	32,520,434
Vanguard Mid-Cap ETF	54,502	13,727,964
Total Equity Funds (Cost $80,687,437)		98,904,724
Fixed Income Funds 16.7%
Invesco Senior Loan ETF	141,681	2,975,301
iShares 0-5 Year High Yield Corporate Bond ETF	70,624	3,017,764
iShares 20+ Year Treasury Bond ETF	25,793	2,445,434
iShares Broad USD High Yield Corporate Bond ETF	81,936	3,023,438
iShares Broad USD Investment Grade Corporate Bond ETF	16,387	839,506
iShares Convertible Bond ETF	29,979	2,407,314
iShares Core U.S. Aggregate Bond ETF	34,268	3,396,301
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (a)	20,274	1,827,997
Vanguard Short-Term Bond ETF	3,848	298,720
Total Fixed Income Funds (Cost $19,793,425)		20,231,775
Total Investment Companies (Cost $100,480,862)		119,136,499
Short-Term Investments 7.9%
Affiliated Investment Company 1.3%
NYLI U.S. Government Liquidity Fund, 5.243% (b)	1,584,291	1,584,291
Unaffiliated Investment Companies 6.6%
Dreyfus Treasury Obligations Cash Management Fund, 5.321% (b)(c)	2,000,000	2,000,000

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
Invesco Government & Agency Portfolio, 5.291% (b)(c)	5,914,260	$ 5,914,260
		7,914,260
Total Short-Term Investments (Cost $9,498,551)		9,498,551
Total Investments (Cost $109,979,413)	106.5%	128,635,050
Other Assets, Less Liabilities	(6.5)	(7,838,702)
Net Assets	100.0%	$ 120,796,348

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $7,514,758. The Fund received cash collateral with a value of $7,914,260.
(b)	Current yield as of July 31, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 306	$ 5,599	$ (4,321)	$ —	$ —	$ 1,584	$ 20	$ —	1,584
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 98,904,724	$ —	$ —	$ 98,904,724
Fixed Income Funds	20,231,775	—	—	20,231,775
Total Investment Companies	119,136,499	—	—	119,136,499
Short-Term Investments
Affiliated Investment Company	1,584,291	—	—	1,584,291
Unaffiliated Investment Companies	7,914,260	—	—	7,914,260
Total Short-Term Investments	9,498,551	—	—	9,498,551
Total Investments in Securities	$ 128,635,050	$ —	$ —	$ 128,635,050

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Equity ETF Allocation Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Investment Companies 99.6%
Equity Funds 99.6%
Global X Data Center & Digital Infrastructure ETF	135,957	$ 2,100,536
Global X Uranium ETF	79,790	2,261,248
Invesco S&P SmallCap Quality ETF (a)	118,044	5,131,373
iShares Core MSCI EAFE ETF	175,188	13,100,559
iShares Core MSCI Emerging Markets ETF	45,204	2,438,304
iShares Core S&P Mid-Cap ETF	46,364	2,873,177
iShares Core S&P Small-Cap ETF	12,134	1,435,937
iShares MSCI Emerging Markets ex China ETF	80,994	4,877,459
iShares MSCI India ETF	34,297	1,969,334
iShares MSCI Japan ETF	21,193	1,504,067
Schwab U.S. Mid-Cap ETF (a)	46,928	3,810,553
Schwab U.S. Small-Cap ETF (a)	192,511	9,900,841
Vanguard Mega Cap ETF	169,455	33,579,203
Vanguard Mid-Cap ETF	43,489	10,954,009
Total Investment Companies (Cost $78,989,862)		95,936,600
Short-Term Investments 15.3%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 5.243% (b)	360,303	360,303
Unaffiliated Investment Companies 14.9%
Dreyfus Treasury Obligations Cash Management Fund, 5.321% (b)(c)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, 5.291% (b)(c)	11,394,080	11,394,080
		14,394,080
Total Short-Term Investments (Cost $14,754,383)		14,754,383
Total Investments (Cost $93,744,245)	114.9%	110,690,983
Other Assets, Less Liabilities	(14.9)	(14,367,693)
Net Assets	100.0%	$ 96,323,290

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $13,170,989. The Fund received cash collateral with a value of $14,394,080.
(b)	Current yield as of July 31, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 333	$ 3,445	$ (3,418)	$ —	$ —	$ 360	$ 5	$ —	360
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 95,936,600	$ —	$ —	$ 95,936,600
Short-Term Investments
Affiliated Investment Company	360,303	—	—	360,303
Unaffiliated Investment Companies	14,394,080	—	—	14,394,080
Total Short-Term Investments	14,754,383	—	—	14,754,383
Total Investments in Securities	$ 110,690,983	$ —	$ —	$ 110,690,983

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI CBRE Global Infrastructure Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.1%
Australia 0.2%
Atlas Arteria Ltd. (Transportation)	379,011	$ 1,298,756
Canada 9.6%
Canadian National Railway Co. (Transportation)	288,936	33,448,478
Pembina Pipeline Corp. (Midstream / Pipelines)	761,555	29,515,669
TC Energy Corp. (Midstream / Pipelines)	469,286	19,925,068
		82,889,215
China 1.4%
Beijing Enterprises Holdings Ltd. (Utilities)	2,517,005	8,360,109
China Resources Gas Group Ltd. (Utilities)	1,143,700	3,879,257
		12,239,366
France 5.4%
Aeroports de Paris SA (Transportation)	49,756	6,542,584
Eiffage SA (Transportation)	86,683	8,640,148
Getlink SE (Transportation)	241,379	4,303,804
Vinci SA (Transportation)	232,789	26,604,431
		46,090,967
Germany 1.4%
E.ON SE (Utilities)	869,756	12,203,869
Hong Kong 0.3%
CLP Holdings Ltd. (Utilities)	250,000	2,145,504
Italy 2.4%
Enel SpA (Utilities)	2,890,448	20,627,267
Japan 4.0%
Chubu Electric Power Co., Inc. (Utilities)	689,700	8,717,646
East Japan Railway Co. (Transportation)	605,300	11,414,656
West Japan Railway Co. (Transportation)	723,526	14,276,845
		34,409,147
Mexico 1.8%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	268,761	4,287,972
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	362,912	10,943,265
		15,231,237
New Zealand 0.8%
Auckland International Airport Ltd. (Transportation)	1,609,087	7,163,208
Spain 8.3%
Aena SME SA (Transportation)	138,287	26,205,660
Cellnex Telecom SA (Communications)	688,794	23,988,494

	Shares	Value
Common Stocks
Spain
Ferrovial SE (Transportation)	527,670	$ 20,981,143
		71,175,297
Switzerland 1.3%
Flughafen Zurich AG (Registered) (Transportation)	49,197	11,400,364
United Kingdom 3.2%
National Grid plc (Utilities)	1,456,619	18,463,408
Pennon Group plc (Utilities)	1,140,037	9,086,562
		27,549,970
United States 59.0%
AES Corp. (The) (Utilities)	1,311,441	23,330,535
Ameren Corp. (Utilities)	104,269	8,265,404
American Tower Corp. (Communications)	142,950	31,506,180
Atmos Energy Corp. (Utilities)	273,066	34,919,680
California Water Service Group (Utilities)	185,512	9,917,471
CMS Energy Corp. (Utilities)	265,196	17,184,701
Constellation Energy Corp. (Utilities)	49,429	9,381,624
CSX Corp. (Transportation)	1,056,213	37,073,076
Duke Energy Corp. (Utilities)	141,854	15,500,387
Equinix, Inc. (Communications)	35,455	28,017,959
Evergy, Inc. (Utilities)	225,563	13,082,654
NextEra Energy Partners LP (Utilities) (a)	193,540	4,944,947
NextEra Energy, Inc. (Utilities)	284,343	21,720,962
NiSource, Inc. (Utilities)	401,895	12,559,219
OGE Energy Corp. (Utilities)	446,367	17,305,649
PG&E Corp. (Utilities)	1,569,366	28,640,929
Plains GP Holdings LP, Class A (Midstream / Pipelines)	705,722	13,479,290
Portland General Electric Co. (Utilities)	309,281	14,653,734
PPL Corp. (Utilities)	836,668	24,865,773
Revenir Energy Inc. (Midstream / Pipelines) (b)(c)	5,055	—
Revenir Energy Inc. (Midstream / Pipelines) (b)(c)	27,942	—
SBA Communications Corp. (Communications)	59,656	13,096,878
Sempra (Utilities)	322,613	25,828,397
Targa Resources Corp. (Midstream / Pipelines)	282,102	38,162,759
WEC Energy Group, Inc. (Utilities)	464,358	39,962,649
Xcel Energy, Inc. (Utilities)	427,442	24,911,320
		508,312,177
Total Common Stocks (Cost $827,562,760)		852,736,344
Short-Term Investments 0.6%
Affiliated Investment Company 0.5%
United States 0.5%
NYLI U.S. Government Liquidity Fund, 5.243% (d)	4,952,920	4,952,920

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.1%
United States 0.1%
Invesco Government & Agency Portfolio, 5.291% (d)(e)	672,381	$ 672,381
Total Short-Term Investments (Cost $5,625,301)		5,625,301
Total Investments (Cost $833,188,061)	99.7%	858,361,645
Other Assets, Less Liabilities	0.3	2,504,311
Net Assets	100.0%	$ 860,865,956

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $4,450,427; the total market value of collateral held by the Fund was $4,727,853. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,055,472. The Fund received cash collateral with a value of $672,381.
(b)	Illiquid security—As of July 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of July 31, 2024.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 4,086	$ 87,345	$ (86,478)	$ —	$ —	$ 4,953	$ 75	$ —	4,953

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 852,736,344	$ —	$ —	$ 852,736,344
Short-Term Investments
Affiliated Investment Company	4,952,920	—	—	4,952,920
Unaffiliated Investment Company	672,381	—	—	672,381
Total Short-Term Investments	5,625,301	—	—	5,625,301
Total Investments in Securities	$ 858,361,645	$ —	$ —	$ 858,361,645

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI CBRE Real Estate Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Community Shopping Centers 5.8%
Brixmor Property Group, Inc.	296,160	$ 7,543,195
Federal Realty Investment Trust	44,804	5,002,367
Kite Realty Group Trust	107,602	2,653,465
Retail Opportunity Investments Corp.	106,058	1,585,567
		16,784,594
Enclosed Malls 6.0%
Macerich Co. (The)	120,138	1,923,410
Simon Property Group, Inc.	101,278	15,540,096
		17,463,506
Healthcare Facilities 7.8%
Alexandria Real Estate Equities, Inc.	47,823	5,609,160
Healthpeak Properties, Inc.	186,614	4,071,917
Welltower, Inc.	116,501	12,960,736
		22,641,813
Hotels 4.4%
Host Hotels & Resorts, Inc.	325,927	5,706,982
Hyatt Hotels Corp., Class A	9,575	1,410,685
Marriott International, Inc., Class A	7,132	1,621,103
Park Hotels & Resorts, Inc.	74,469	1,121,503
Sunstone Hotel Investors, Inc.	277,208	2,871,875
		12,732,148
Industrial Properties 12.6%
Americold Realty Trust, Inc.	257,474	7,695,898
Lineage, Inc. (a)	33,569	2,950,044
Prologis, Inc.	107,622	13,565,753
Rexford Industrial Realty, Inc.	242,896	12,171,518
		36,383,213
Net Lease Properties 18.3%
Agree Realty Corp.	57,085	3,937,152
Broadstone Net Lease, Inc.	140,085	2,438,880
Four Corners Property Trust, Inc.	129,463	3,513,626
Getty Realty Corp. (b)	78,756	2,332,753
NETSTREIT Corp. (b)	188,838	3,110,162
Realty Income Corp.	373,021	21,422,596
STAG Industrial, Inc.	85,712	3,497,907
VICI Properties, Inc.	410,422	12,829,791
		53,082,867
Office Buildings 0.6%
Highwoods Properties, Inc.	53,764	1,665,071
Residential 13.6%
AvalonBay Communities, Inc.	4,518	925,829
Camden Property Trust	43,373	4,803,560

	Shares	Value
Common Stocks
Residential
Elme Communities	133,136	$ 2,191,418
Equity Residential	75,192	5,235,619
Invitation Homes, Inc.	328,344	11,580,693
Sun Communities, Inc.	77,599	9,834,121
UDR, Inc.	71,009	2,845,331
Veris Residential, Inc.	124,241	1,951,826
		39,368,397
Self Storage Property 7.8%
CubeSmart	95,549	4,546,221
Public Storage	60,612	17,936,303
		22,482,524
Technology Datacenters 8.5%
Equinix, Inc.	31,050	24,536,952
Technology Towers 12.7%
American Tower Corp.	107,964	23,795,266
Crown Castle, Inc.	34,501	3,797,870
SBA Communications Corp.	42,424	9,313,765
		36,906,901
Timber 1.5%
Weyerhaeuser Co.	134,138	4,260,223
Total Common Stocks (Cost $242,660,312)		288,308,209
Short-Term Investments 2.3%
Affiliated Investment Company 0.9%
NYLI U.S. Government Liquidity Fund, 5.243% (c)	2,613,565	2,613,565
Unaffiliated Investment Company 1.4%
Invesco Government & Agency Portfolio, 5.291% (c)(d)	4,006,697	4,006,697
Total Short-Term Investments (Cost $6,620,262)		6,620,262
Total Investments (Cost $249,280,574)	101.9%	294,928,471
Other Assets, Less Liabilities	(1.9)	(5,497,249)
Net Assets	100.0%	$ 289,431,222

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.

(b)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $3,843,002. The Fund received cash collateral with a value of $4,006,697.
(c)	Current yield as of July 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,748	$ 10,808	$ (9,942)	$ —	$ —	$ 2,614	$ 16	$ —	2,614
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 288,308,209	$ —	$ —	$ 288,308,209
Short-Term Investments
Affiliated Investment Company	2,613,565	—	—	2,613,565
Unaffiliated Investment Company	4,006,697	—	—	4,006,697
Total Short-Term Investments	6,620,262	—	—	6,620,262
Total Investments in Securities	$ 294,928,471	$ —	$ —	$ 294,928,471

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

New York Life Investments Funds Trust
Notes to Portfolios of Investments July 31, 2024 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2024, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades

An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of July 31, 2024, and can change at any time.